Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31	December 31
($ millions)	2024	2023
Cash	3 141	1 717
Cash equivalents	343	12
	3 484	1 729